UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Automobiles & Components – 0.8%
32,800	Autoliv, Inc.	$ 2,032,616
286,000	Ford Motor Co.	2,819,960
155,500	Johnson Controls, Inc.	4,260,700

		9,113,276

Banks – 3.1%
35,901	Bank of Hawaii Corp.	1,637,768
33,400	M&T Bank Corp.	3,178,344
751,800	New York Community Bancorp, Inc.	10,645,488
314,100	U.S. Bancorp	10,773,630
501,100	Valley National Bancorp	5,021,022
143,000	Wells Fargo & Co.(a)	4,937,790

		36,194,042

Capital Goods – 8.6%
21,400	Armstrong World Industries, Inc.	992,318
68,700	Caterpillar, Inc.	5,910,948
25,100	Cummins, Inc.	2,314,471
71,800	Deere & Co.	5,922,782
132,500	Eaton Corp.	6,261,950
156,000	Emerson Electric Co.	7,530,120
1,379,150	General Electric Co.(a)	31,320,496
33,800	Harsco Corp.	693,914
99,200	Honeywell International, Inc.	5,927,200
69,000	Illinois Tool Works, Inc.	4,103,430
146,200	Lockheed Martin Corp.	13,652,156
64,600	Raytheon Co.	3,692,536
67,400	The Boeing Co.	4,692,388
6,500	Timken Co.	241,540
99,700	United Technologies Corp.	7,805,513

		101,061,762

Commercial & Professional Services – 1.0%
589,900	Pitney Bowes, Inc.	8,152,418
326,600	R.R. Donnelley & Sons Co.	3,461,960

		11,614,378

Consumer Durables & Apparel – 1.5%
75,900	Coach, Inc.	4,251,918
12,000	Garmin Ltd.	500,880
217,300	Leggett & Platt, Inc.	5,443,365
21,100	Polaris Industries, Inc.	1,706,357
32,400	VF Corp.	5,163,264

		17,065,784

Consumer Services – 2.4%
111,800	Carnival Corp.	4,073,992
254,800	H&R Block, Inc.	4,415,684
41,400	Las Vegas Sands Corp.	1,919,718
158,700	McDonald's Corp.	14,560,725
63,900	Starbucks Corp.	3,242,925

		28,213,044

Diversified Financials – 6.1%
892,781	Bank of America Corp.	7,883,256
62,200	BlackRock, Inc.	11,090,260
227,430	Citigroup, Inc.	7,441,510
88,100	CME Group, Inc.	5,048,130
9,500	Greenhill & Co., Inc.	491,625

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
608,900	JPMorgan Chase & Co.(a)	$ 24,648,272
113,300	NYSE Euronext	2,792,845
12,200	SEI Investments Co.	261,690
84,800	T. Rowe Price Group, Inc.	5,367,840
116,700	The Bank of New York Mellon Corp.	2,639,754
102,100	Waddell & Reed Financial, Inc. Class A	3,345,817

		71,010,999

Energy – 10.1%
280,600	Chevron Corp.(a)(b)	32,706,736
4,900	Concho Resources, Inc.*	464,275
315,300	ConocoPhillips	18,028,854
8,300	Continental Resources, Inc.*	638,270
38,200	Exxon Mobil Corp.	3,493,390
17,400	Golar LNG Ltd.	671,466
207,500	Halliburton Co.	6,990,675
101,500	HollyFrontier Corp.	4,188,905
142,100	Marathon Oil Corp.	4,201,897
201,700	Occidental Petroleum Corp.	17,358,302
11,200	Oceaneering International, Inc.	618,800
25,500	Patterson-UTI Energy, Inc.	403,920
11,900	Plains Exploration & Production Co.*	445,893
46,800	RPC, Inc.	556,452
175,600	Schlumberger Ltd.	12,701,148
218,900	Spectra Energy Corp.	6,426,904
14,100	Teekay Corp.	439,920
222,900	The Williams Companies, Inc.	7,794,813
13,000	Whiting Petroleum Corp.*	615,940

		118,746,560

Food & Staples Retailing – 1.1%
92,600	Walgreen Co.	3,374,344
127,500	Wal-Mart Stores, Inc.	9,409,500

		12,783,844

Food, Beverage & Tobacco – 6.3%
356,800	Altria Group, Inc.	11,913,552
99,200	H.J. Heinz Co.	5,550,240
57,600	Kellogg Co.	2,975,616
234,800	Kraft Foods, Inc. Class A	9,708,980
197,100	PepsiCo, Inc.	13,948,767
38,900	Philip Morris International, Inc.	3,498,666
187,000	Reynolds American, Inc.	8,104,580
483,600	The Coca-Cola Co.(a)	18,342,948

		74,043,349

Health Care Equipment & Services – 2.6%
201,500	Baxter International, Inc.	12,142,390
104,900	HCA Holdings, Inc.	3,487,925
234,500	Medtronic, Inc.	10,111,640
92,300	UnitedHealth Group, Inc.	5,114,343

		30,856,298

Household & Personal Products – 2.8%
255,100	Avon Products, Inc.	4,068,845
167,800	Kimberly-Clark Corp.	14,393,884
198,600	The Procter & Gamble Co.(a)	13,774,896

		32,237,625

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 2.4%
103,800	Aflac, Inc.	$ 4,969,944
60,200	Arthur J. Gallagher & Co.	2,156,364
198,300	Cincinnati Financial Corp.	7,513,587
67,100	Mercury General Corp.	2,593,415
141,200	MetLife, Inc.	4,865,752
685,700	Old Republic International Corp.	6,377,010

		28,476,072

Materials – 4.6%
15,400	Allied Nevada Gold Corp.*	601,524
172,000	E.I. du Pont de Nemours & Co.	8,646,440
251,800	Freeport-McMoRan Copper & Gold, Inc.	9,966,244
65,400	Huntsman Corp.	976,422
16,300	Kronos Worldwide, Inc.	243,522
98,300	LyondellBasell Industries NV Class A	5,078,178
49,000	Monsanto Co.	4,459,980
23,100	Packaging Corp. of America	838,530
12,800	Rockwood Holdings, Inc.	596,480
22,100	Royal Gold, Inc.	2,206,906
24,000	RPM International, Inc.	684,960
232,157	Southern Copper Corp.	7,976,915
394,600	The Dow Chemical Co.	11,427,616

		53,703,717

Media – 2.8%
45,900	Comcast Corp. Class A	1,612,161
75,100	DISH Network Corp. Class A	2,298,811
203,100	Regal Entertainment Group Class A	2,857,617
100,800	The Walt Disney Co.	5,269,824
263,400	Thomson Reuters Corp.	7,601,724
56,600	Time Warner Cable, Inc.	5,380,396
161,500	Time Warner, Inc.	7,320,795

		32,341,328

Pharmaceuticals, Biotechnology & Life Sciences – 8.4%
213,500	Abbott Laboratories(a)	14,637,560
128,800	Agilent Technologies, Inc.	4,952,360
450,500	Bristol-Myers Squibb Co.	15,204,375
185,900	Eli Lilly & Co.	8,813,519
363,500	Johnson & Johnson	25,048,785
128,750	Merck & Co., Inc.	5,806,625
960,200	Pfizer, Inc.(b)	23,860,970

		98,324,194

Real Estate – 2.0%
38,801	Duke Realty Corp. (REIT)	570,381
2,200	Essex Property Trust, Inc. (REIT)	326,128
212,001	Host Hotels & Resorts, Inc. (REIT)	3,402,616
102,527	Prologis, Inc. (REIT)	3,591,521
8,100	Rayonier, Inc. (REIT)	396,981
13,200	Senior Housing Properties Trust (REIT)	287,496
71,200	Simon Property Group, Inc. (REIT)	10,808,872

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
7,100	SL Green Realty Corp. (REIT)	$ 568,497
13,200	Taubman Centers, Inc. (REIT)	1,012,836
7,302	The Macerich Co. (REIT)	417,894
60,500	UDR, Inc. (REIT)	1,501,610

		22,884,832

Retailing – 3.0%
18,600	Amazon.com, Inc.*	4,730,352
41,100	Foot Locker, Inc.	1,459,050
27,800	Guess?, Inc.	706,676
169,000	Limited Brands, Inc.	8,324,940
114,800	Lowe’s Companies, Inc.	3,471,552
121,600	Macy’s, Inc.	4,574,592
5,600	priceline.com, Inc.*	3,464,888
139,000	The Home Depot, Inc.	8,391,430

		35,123,480

Semiconductors & Semiconductor Equipment – 3.1%
65,400	Analog Devices, Inc.	2,563,026
287,700	Applied Materials, Inc.	3,212,170
780,800	Intel Corp.(b)	17,708,544
56,700	Intersil Corp. Class A	496,125
117,100	Linear Technology Corp.	3,729,635
27,900	Marvell Technology Group Ltd.	255,285
139,600	Maxim Integrated Products, Inc.	3,716,152
132,800	Microchip Technology, Inc.	4,347,872

		36,028,809

Software & Services – 7.6%
89,400	Accenture PLC Class A	6,260,682
72,000	Automatic Data Processing, Inc.	4,223,520
115,200	CA, Inc.	2,968,128
84,100	eBay, Inc.*	4,071,281
10,600	Google, Inc. Class A*	7,997,700
56,600	International Business Machines Corp.	11,741,670
7,500	Mastercard, Inc. Class A	3,386,100
920,250	Microsoft Corp.(a)	27,405,045
273,700	Oracle Corp.	8,618,813
174,300	Paychex, Inc.	5,802,447
47,400	TIBCO Software, Inc.*	1,432,902
30,200	Visa, Inc. Class A	4,055,256
11,500	VMware, Inc. Class A*	1,112,510

		89,076,054

Technology Hardware & Equipment – 8.2%
20,000	Acme Packet, Inc.*	342,000
93,500	Apple, Inc.	62,388,810
576,400	Cisco Systems, Inc.	11,003,476
207,600	Corning, Inc.	2,729,940
29,400	Diebold, Inc.	991,074
409,200	Hewlett-Packard Co.	6,980,952
186,900	Molex, Inc. Class A	4,059,468
79,500	QUALCOMM, Inc.	4,967,955
14,500	Riverbed Technology, Inc.*	337,415
81,200	Seagate Technology PLC	2,517,200

		96,318,290

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 4.2%
459,628	AT&T, Inc.(a)	$ 17,327,975
315,200	CenturyLink, Inc.	12,734,080
1,153,801	Frontier Communications Corp.	5,653,625
102,700	Verizon Communications, Inc.	4,680,039
891,500	Windstream Corp.	9,013,065

		49,408,784

Transportation – 1.5%
17,400	Copa Holdings SA Class A	1,414,098
157,300	CSX Corp.	3,263,975
56,900	Union Pacific Corp.	6,754,030
82,900	United Parcel Service, Inc. Class B	5,933,153

		17,365,256

Utilities – 4.0%
170,700	Ameren Corp.	5,576,769
99,500	American Electric Power Co., Inc.	4,372,030
221,200	Dominion Resources, Inc.	11,710,328
198,900	Exelon Corp.	7,076,862
15,900	National Fuel Gas Co.	859,236
343,500	PPL Corp.	9,978,675
208,900	Public Service Enterprise Group, Inc.	6,722,402
21,100	Westar Energy, Inc.	625,826

		46,922,128

TOTAL INVESTMENTS – 98.2%		$ 1,148,913,905

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		21,395,741

NET ASSETS – 100.0%		$ 1,170,309,646

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	265	December 2012	$19,003,150	$(118,926)

WRITTEN OPTIONS CONTRACTS — At September 30, 2012, the Fund had the following written options:

Call Options	Exercise Rate	Number of Contracts	Expiration Month	Value

S&P 500 Index	$1,475	3,269	December 2012	$(6,832,210)
(Premiums Received $9,829,883)

For the period ended September 30, 2012, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2011	1,837	$7,640,083

Contracts written	8,943	33,394,401
Contracts expired	(2,989)	(11,678,023)
Contracts bought to close	(4,522)	(19,526,578)

Contracts Outstanding September 30, 2012	3,269	$9,829,883

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,101,908,497

Gross unrealized gain	100,791,047
Gross unrealized loss	(53,785,639)

Net unrealized security gain	$47,005,408

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Australia – 8.5%
4,020	ALS Ltd. (Commercial & Professional Services)	$ 35,638
1,462,824	Alumina Ltd. (Materials)	1,273,718
46,038	Amcor Ltd. (Materials)	369,399
25,307	Bendigo and Adelaide Bank Ltd. (Banks)	201,109
144,859	BHP Billiton Ltd. (Materials)	4,949,663
48,271	Boral Ltd. (Materials)	191,270
25,050	Brambles Ltd. (Commercial & Professional Services)	181,518
2,179	Caltex Australia Ltd. (Energy)	37,125
1,225	Cochlear Ltd. (Health Care Equipment & Services)	84,986
11,198	Commonwealth Bank of Australia (Banks)	644,759
17,363	Computershare Ltd. (Software & Services)	148,971
15,650	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	744,373
476,071	Dexus Property Group (REIT)	468,041
163,306	GPT Group (REIT)	574,078
25,529	Iluka Resources Ltd. (Materials)	260,956
121,264	Metcash Ltd. (Food & Staples Retailing)	443,952
36,675	National Australia Bank Ltd. (Banks)	964,252
13,132	Orica Ltd. (Materials)	337,702
26,225	Origin Energy Ltd. (Energy)	307,280
154,264	QBE Insurance Group Ltd. (Insurance)	2,060,241
15,089	Sonic Healthcare Ltd. (Health Care Equipment & Services)	211,368
807,676	SP AusNet (Utilities)	875,618
297,838	Tabcorp Holdings Ltd. (Consumer Services)	851,137
132,799	Telstra Corp. Ltd. (Telecommunication Services)	538,366
225,388	Toll Holdings Ltd. (Transportation)	1,025,058
66,806	Wesfarmers Ltd. (Food & Staples Retailing)	2,364,416
393,393	Westpac Banking Corp. (Banks)	10,086,929
47,604	Woodside Petroleum Ltd. (Energy)	1,628,466

		31,860,389

Austria – 0.1%
4,440	Raiffeisen Bank International AG (Banks)	161,008
12,904	Voestalpine AG (Materials)	386,817

		547,825

Belgium – 0.9%
5,890	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	503,882
49,812	Belgacom SA (Telecommunication Services)	1,519,936
7,851	Delhaize Group SA (Food & Staples Retailing)	303,217
2,621	Mobistar SA (Telecommunication Services)	82,687
863	Solvay SA (Materials)	100,010

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
5,959	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	$ 327,915
12,778	Umicore SA (Materials)	668,913

		3,506,560

China – 0.3%
59,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	19,350
1,541,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	1,223,733

		1,243,083

Denmark – 1.1%
8,184	Carlsberg A/S Class B (Food, Beverage & Tobacco)	725,026
1,778	Coloplast A/S Class B (Health Care Equipment & Services)	370,504
16,192	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,548,199
66,420	TDC A/S (Telecommunication Services)	484,615

		4,128,344

Finland – 0.8%
4,406	Metso Oyj (Capital Goods)	157,825
311,085	Nokia Oyj (Technology Hardware & Equipment)	807,332
99,965	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,139,852

		3,105,009

France – 8.2%
28,713	Alstom SA (Capital Goods)	1,005,173
157,315	AXA SA (Insurance)	2,342,055
18,449	BNP Paribas SA (Banks)	874,687
16,948	Cap Gemini SA (Software & Services)	716,204
87,006	Carrefour SA (Food & Staples Retailing)	1,804,820
14,241	CNP Assurances (Insurance)	185,857
36,048	Compagnie de Saint-Gobain SA (Capital Goods)	1,261,757
217,745	France Telecom SA (Telecommunication Services)(a)	2,636,801
17,197	GDF Suez (Utilities)	383,356
2,445	Klepierre (REIT)	85,665
37,680	Lafarge SA (Materials)	2,024,452
2,891	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	433,992
283,458	Natixis (Banks)	889,832
16,292	Neopost SA (Technology Hardware & Equipment)	901,260
37,631	Peugeot SA (Automobiles & Components)*	297,077
12,219	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,045,659

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
23,946	Schneider Electric SA (Capital Goods)	$ 1,415,770
12,440	Societe Generale SA (Banks)*	352,524
190,006	Total SA (Energy)(a)	9,452,785
1,089	Unibail-Rodamco SE (REIT)	217,000
2,374	Vallourec SA (Capital Goods)	100,301
118,010	Vivendi SA (Telecommunication Services)(a)	2,299,662

		30,726,689

Germany – 8.3%
70,115	BASF SE (Materials)	5,924,444
13,789	Bayerische Motoren Werke AG Preference Shares (Automobiles & Components)	708,845
143,280	Celesio AG (Health Care Equipment & Services)	2,558,260
113,193	Daimler AG (Registered) (Automobiles & Components)	5,493,888
6,287	Deutsche Boerse AG (Diversified Financials)	347,908
176,459	Deutsche Post AG (Registered) (Transportation)	3,447,251
37,912	Deutsche Telekom AG (Registered) (Telecommunication Services)	466,233
38,756	E.ON AG (Utilities)	920,957
1,911	Hannover Rueckversicherung AG (Registered) (Insurance)	122,288
3,273	MAN SE (Capital Goods)	300,199
12,519	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	1,957,502
25,921	ProSiebenSat.1 Media AG Preference Shares (Media)	653,486
122,773	RWE AG (Utilities)	5,493,854
14,294	RWE AG Preference Shares (Utilities)	570,099
18,936	Siemens AG (Registered) (Capital Goods)	1,893,989
3,432	Wacker Chemie AG (Materials)	220,658

		31,079,861

Hong Kong – 3.0%
251,600	AIA Group Ltd. (Insurance)	932,287
4,200	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	49,663
826,000	BOC Hong Kong Holdings Ltd. (Banks)	2,612,305
28,000	Cathay Pacific Airways Ltd. (Transportation)	45,313
58,000	Cheung Kong Holdings Ltd. (Real Estate)	847,306
92,500	CLP Holdings Ltd. (Utilities)	785,138
52,000	First Pacific Co. Ltd. (Diversified Financials)	56,233
60,000	Galaxy Entertainment Group Ltd. (Consumer Services)*	199,343
27,000	Hang Lung Group Ltd. (Real Estate)	170,505

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
53,000	Hang Lung Properties Ltd. (Real Estate)	$ 180,459
49,001	Henderson Land Development Co. Ltd. (Real Estate)	350,912
119,900	Hong Kong & China Gas Co. Ltd. (Utilities)	303,084
15,800	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	237,376
21,500	Hopewell Holdings Ltd. (Capital Goods)	74,086
152,000	Hutchison Port Holdings Trust Class U (Transportation)	109,792
75,000	Hutchison Whampoa Ltd. (Capital Goods)	723,282
15,000	Kerry Properties Ltd. (Real Estate)	75,642
214,000	Li & Fung Ltd. (Retailing)	330,000
29,500	Lifestyle International Holdings Ltd. (Retailing)	60,807
44,500	MTR Corp. Ltd. (Transportation)	168,229
246,919	New World Development Co. Ltd. (Real Estate)	380,502
35,514	NWS Holdings Ltd. (Capital Goods)	56,925
12,500	Orient Overseas International Ltd. (Transportation)	68,504
46,000	Power Assets Holdings Ltd. (Utilities)	390,585
67,200	Sands China Ltd. (Consumer Services)	248,800
104,000	Shangri-La Asia Ltd. (Consumer Services)	201,136
99,261	Sino Land Co. Ltd. (Real Estate)	184,849
20,000	SJM Holdings Ltd. (Consumer Services)	43,219
39,316	Sun Hung Kai Properties Ltd. (Real Estate)	572,065
23,000	Swire Pacific Ltd. Class A (Real Estate)	280,802
22,150	Swire Properties Ltd. (Real Estate)	68,373
48,000	The Wharf Holdings Ltd. (Real Estate)	331,910
27,200	Wynn Macau Ltd. (Consumer Services)	72,922
38,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	127,437

		11,339,791

Ireland – 0.2%
32,840	CRH PLC (Materials)	630,701
7,644	James Hardie Industries SE CDI (Materials)	68,654

		699,355

Israel – 0.6%
2,431	Bank Hapoalim BM (Banks)*	8,674

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
77,421	Bank Leumi Le-Israel BM (Banks)*	$ 216,977
177,287	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	207,105
240	Delek Group Ltd. (Capital Goods)	40,265
19,685	Israel Chemicals Ltd. (Materials)	239,088
4,640	Mizrahi Tefahot Bank Ltd. (Banks)*	41,196
35,097	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,453,367

		2,206,672

Italy – 2.0%
48,557	Atlantia SpA (Transportation)	755,296
139,829	Enel SpA (Utilities)	495,367
45,071	Eni SpA (Energy)	988,113
79,711	Fiat SpA (Automobiles & Components)*	426,353
517,201	Finmeccanica SpA (Capital Goods)*	2,458,487
142,533	Intesa Sanpaolo SpA (Banks)	184,895
971,500	Mediaset SpA (Media)	1,830,244
538,084	Telecom Italia SpA (Telecommunication Services)	471,357

		7,610,112

Japan – 18.9%
24,500	AEON Credit Service Co. Ltd. (Diversified Financials)	526,817
105,000	Amada Co. Ltd. (Capital Goods)	458,803
23,000	Aozora Bank Ltd. (Banks)	70,334
133,000	Asahi Glass Co. Ltd. (Capital Goods)	884,773
112,300	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	795,498
18,200	Chubu Electric Power Co., Inc. (Utilities)	236,325
5,100	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	84,573
45,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	313,786
1,500	Daito Trust Construction Co. Ltd. (Real Estate)	150,576
66,000	Daiwa Securities Group, Inc. (Diversified Financials)	250,687
2,400	East Japan Railway Co. (Transportation)	158,796
10,800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	486,518
600	Fast Retailing Co. Ltd. (Retailing)	139,343
48,000	Fujitsu Ltd. (Technology Hardware & Equipment)	180,203
70,000	Furukawa Electric Co. Ltd. (Capital Goods)*	131,521
11,000	GS Yuasa Corp. (Capital Goods)	45,732

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
175,400	Honda Motor Co. Ltd. (Automobiles & Components)	$ 5,420,798
70,200	ITOCHU Corp. (Capital Goods)	708,690
36,800	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,101,562
97	Jupiter Telecommunications Co. Ltd. (Media)	98,442
22,000	JX Holdings, Inc. (Energy)	120,177
134,000	Kaneka Corp. (Materials)	645,102
4,700	Kao Corp. (Household & Personal Products)	138,186
25,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	49,586
47,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	628,459
49,700	Komatsu Ltd. (Capital Goods)	974,116
43,400	Kyushu Electric Power Co., Inc. (Utilities)	357,919
7,800	Lawson, Inc. (Food & Staples Retailing)	598,763
28,400	Mitsubishi Corp. (Capital Goods)	514,405
37,000	Mitsubishi Electric Corp. (Capital Goods)	272,721
56,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,070,727
56,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	242,181
95,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	445,494
128,300	Mitsui & Co. Ltd. (Capital Goods)	1,800,007
36,000	Mitsui Fudosan Co. Ltd. (Real Estate)	719,375
3,867,200	Mizuho Financial Group, Inc. (Banks)	6,276,609
18,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	314,175
3,200	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	170,357
39,000	NEC Corp. (Technology Hardware & Equipment)*	61,889
4,000	NGK Spark Plug Co. Ltd. (Automobiles & Components)	42,083
7,000	NHK Spring Co. Ltd. (Automobiles & Components)	60,148
62	Nippon Building Fund, Inc. (REIT)	668,302
12,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	66,125
742,000	Nippon Express Co. Ltd. (Transportation)	2,810,509
12,200	Nippon Paper Group, Inc. (Materials)	143,509
229,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	161,049
367,500	Nippon Steel Corp. (Materials)	752,544
19,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	932,570

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	$ 650,077
257,700	Nissan Motor Co. Ltd. (Automobiles & Components)	2,193,208
40,500	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	497,908
8,100	Nitto Denko Corp. (Materials)	385,559
31,000	NKSJ Holdings, Inc. (Insurance)	604,561
72,900	Nomura Holdings, Inc. (Diversified Financials)	260,334
21,200	Nomura Research Institute Ltd. (Software & Services)	436,899
388,000	NTN Corp. (Capital Goods)	780,235
1,620	NTT DoCoMo, Inc. (Telecommunication Services)	2,617,395
32,400	Oracle Corp. Japan (Software & Services)	1,668,610
676,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	5,708,637
9,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	313,186
31,800	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,479,439
174,000	Sekisui House Ltd. (Consumer Durables & Apparel)	1,727,370
16,200	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	496,422
90,600	Shiseido Co. Ltd. (Household & Personal Products)	1,241,885
49,600	Stanley Electric Co. Ltd. (Automobiles & Components)	734,273
645,000	Sumitomo Chemical Co. Ltd. (Materials)	1,643,157
85,800	Sumitomo Corp. (Capital Goods)	1,154,234
36,600	Sumitomo Electric Industries Ltd. (Capital Goods)	387,069
47,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	160,219
61,000	Sumitomo Metal Mining Co. Ltd. (Materials)	767,467
54,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,685,658
14,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	370,978
26,700	T&D Holdings, Inc. (Insurance)	288,287
99,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,554,750
10,000	The Japan Steel Works Ltd. (Capital Goods)	55,569
99,500	The Kansai Electric Power Co., Inc. (Utilities)	776,109
55,300	Tohoku Electric Power Co., Inc. (Utilities)	444,447
10,300	Tokio Marine Holdings, Inc. (Insurance)	262,100
170,000	TonenGeneral Sekiyu KK (Energy)	1,474,527

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	$ 295,792
14,500	Toyoda Gosei Co. Ltd. (Automobiles & Components)	290,369
9,600	Toyota Industries Corp. (Automobiles & Components)	268,727
11,100	Toyota Motor Corp. (Automobiles & Components)	435,223
4,180	USS Co. Ltd. (Retailing)	441,448

		70,832,992

Luxembourg – 0.3%
78,939	ArcelorMittal (Materials)	1,136,284

Mexico – 0.4%
46,645	Fresnillo PLC (Materials)	1,400,056

Netherlands – 4.0%
3,328	Akzo Nobel NV (Materials)	187,922
15,916	Corio NV (REIT)	676,702
93,710	Delta Lloyd NV (Insurance)	1,424,964
15,344	Heineken Holding NV (Food, Beverage & Tobacco)	745,400
47,216	Koninklijke DSM NV (Materials)	2,355,336
21,613	Koninklijke KPN NV (Telecommunication Services)	164,523
89,871	Koninklijke Philips Electronics NV (Capital Goods)	2,098,259
108,817	Royal Dutch Shell PLC Class A (Energy)	3,767,753
70,978	Royal Dutch Shell PLC Class B (Energy)	2,525,810
27,123	Unilever NV CVA (Food, Beverage & Tobacco)	961,945

		14,908,614

New Zealand – 0.1%
182,371	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	359,055

Norway – 1.1%
11,189	DNB ASA (Banks)	137,065
190,532	Gjensidige Forsikring ASA (Insurance)	2,647,169
24,043	Orkla ASA (Capital Goods)	183,187
27,895	Seadrill Ltd. (Energy)	1,095,844

		4,063,265

Portugal – 0.1%
487,280	Banco Espirito Santo SA (Registered) (Banks)*	353,300
13,222	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	65,333

		418,633

Singapore – 1.5%
105,000	CapitaLand Ltd. (Real Estate)	270,461
13,000	CapitaMall Trust (REIT)	21,320
19,000	City Developments Ltd. (Real Estate)	180,845

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
67,000	ComfortDelGro Corp. Ltd. (Transportation)	$ 93,463
52,171	DBS Group Holdings Ltd. (Banks)	609,370
20,000	Fraser and Neave Ltd. (Capital Goods)	144,138
166,000	Genting Singapore PLC (Consumer Services)	184,555
135,000	Global Logistic Properties Ltd. (Real Estate)	275,186
183,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	97,828
2,000	Jardine Cycle & Carriage Ltd. (Retailing)	78,067
11,000	Keppel Corp. Ltd. (Capital Goods)	101,704
24,000	Keppel Land Ltd. (Real Estate)	69,065
34,000	Olam International Ltd. (Food & Staples Retailing)	56,401
128,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	971,866
2,000	SembCorp Industries Ltd. (Capital Goods)	9,188
13,000	Singapore Airlines Ltd. (Transportation)	113,464
27,000	Singapore Exchange Ltd. (Diversified Financials)	153,459
85,000	Singapore Press Holdings Ltd. (Media)	281,339
26,000	Singapore Technologies Engineering Ltd. (Capital Goods)	74,812
222,000	Singapore Telecommunications Ltd. (Telecommunication Services)	578,077
74,000	StarHub Ltd. (Telecommunication Services)	223,944
38,000	United Overseas Bank Ltd. (Banks)	605,986
32,000	UOL Group Ltd. (Real Estate)	148,958
62,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	163,705

		5,507,201

Spain – 2.7%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	207,775
239,376	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,883,377
1,062,971	Banco Santander SA (Banks)*(a)	7,934,448
20,730	Zardoya Otis SA (Capital Goods)	243,855

		10,269,455

Sweden – 3.1%
12,388	Atlas Copco AB Class A (Capital Goods)	289,462
6,690	Atlas Copco AB Class B (Capital Goods)	140,232
140,533	Electrolux AB Class B (Consumer Durables & Apparel)	3,472,513

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
19,331	Hennes & Mauritz AB Class B (Retailing)	$ 672,780
38,382	Husqvarna AB Class B (Consumer Durables & Apparel)	196,096
66,720	Industrivarden AB Class C (Diversified Financials)	956,081
5,959	Kinnevik Investment AB Class B (Diversified Financials)	123,879
183,112	Ratos AB Class B (Diversified Financials)	1,615,911
27,556	Sandvik AB (Capital Goods)	374,788
60,133	Scania AB Class B (Capital Goods)	1,105,483
226,362	Securitas AB Class B (Commercial & Professional Services)	1,700,941
17,964	SKF AB Class B (Capital Goods)	388,197
4,356	Swedish Match AB (Food, Beverage & Tobacco)	176,338
21,273	Volvo AB Class B (Capital Goods)	298,874

		11,511,575

Switzerland – 8.9%
126,949	Credit Suisse Group AG (Registered) (Diversified Financials)*	2,684,241
12,671	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	663,224
245,495	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	15,490,090
90,968	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	5,567,561
4,243	Partners Group Holding AG (Diversified Financials)	883,345
36,624	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,850,398
211,494	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,141,480

		33,280,339

United Kingdom – 20.2%
16,699	Anglo American PLC (Materials)	491,589
23,881	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	222,897
8,141	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	388,692
497,613	BAE Systems PLC (Capital Goods)	2,616,324
57,303	Balfour Beatty PLC (Capital Goods)	281,616
814,834	Barclays PLC (Banks)	2,829,598
159,938	BHP Billiton PLC (Materials)(a)	4,994,554
263,560	BP PLC ADR (Energy)(a)	11,164,402

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
37,170	British American Tobacco PLC (Food, Beverage & Tobacco)	$ 1,909,922
32,212	Burberry Group PLC (Consumer Durables & Apparel)	521,579
74,628	Capita PLC (Commercial & Professional Services)	934,648
14,057	Centrica PLC (Utilities)	74,384
34,431	Eurasian Natural Resources Corp. PLC (Materials)	172,147
139,055	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	6,429,903
20,127	Hammerson PLC (REIT)	146,910
628,672	HSBC Holdings PLC (Banks)(a)	5,840,208
180,356	ICAP PLC (Diversified Financials)	937,510
87,959	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	3,258,579
1,043,924	J Sainsbury PLC (Food & Staples Retailing)	5,866,844
7,484	Kazakhmys PLC (Materials)	83,968
43,736	Land Securities Group PLC (REIT)	539,013
1,195,658	Man Group PLC (Diversified Financials)	1,594,310
31,220	Marks & Spencer Group PLC (Retailing)	180,171
42,461	National Grid PLC (Utilities)	468,381
2,206	Reckitt Benckiser Group PLC (Household & Personal Products)	127,098
171,609	Reed Elsevier PLC (Media)	1,642,858
181,673	Resolution Ltd. (Insurance)	637,521
69,301	Rio Tinto PLC (Materials)(a)	3,240,462
1,528,094	RSA Insurance Group PLC (Insurance)	2,731,835
26,767	Scottish & Southern Energy PLC (Utilities)	602,329
58,875	Segro PLC (REIT)	216,263
54,912	Standard Chartered PLC (Banks)	1,244,236
121,791	Standard Life PLC (Insurance)	537,618
53,621	The Weir Group PLC (Capital Goods)	1,535,011
683,544	TUI Travel PLC (Consumer Services)	2,588,159
31,202	Unilever PLC (Food, Beverage & Tobacco)	1,139,245
178,782	United Utilities Group PLC (Utilities)	2,066,919
202,863	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	5,780,581

		76,038,284

TOTAL INVESTMENTS – 95.3%		$ 357,779,443

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		17,601,075

NET ASSETS – 100.0%		$ 375,380,518

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	163	December 2012	$5,142,320	$(186,105)
FTSE 100 Index	26	December 2012	2,398,592	(41,973)
TSE TOPIX Index	24	December 2012	2,260,379	(43,685)

TOTAL				$(271,763)

WRITTEN OPTIONS CONTRACTS — At September 30, 2012, the Fund had the following written options:

Call Options	Exercise Rate	Number of Contracts	Expiration Month	Value

EURO STOXX 50 Index	EUR 2,600	1,508	December 2012	$(775,142)
FTSE 100 Index	GBP 5,900	365	December 2012	(453,840)
Nikkei-225 Stock Average	JPY 9,500	713	December 2012	(639,544)

Total (Premiums Received $3,564,205)		2,586		$(1,868,526)

For the period ended September 30, 2012, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2011	1,599	$3,089,731

Contracts written	8,561	11,528,824
Contracts expired	(3,903)	(3,992,654)
Contracts bought to close	(3,671)	(7,061,696)

Contracts Outstanding September 30, 2012	2,586	$3,564,205

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$390,330,778

Gross unrealized gain	20,388,006
Gross unrealized loss	(52,939,341)

Net unrealized security loss	$(32,551,335)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Banks – 2.6%
6,865	Commerce Bancshares, Inc.	$ 276,865
12,266	East West Bancorp, Inc.	259,058
87,622	First Niagara Financial Group, Inc.	708,862
1,503	M&T Bank Corp.(a)	143,026
50,435	PNC Financial Services Group, Inc.	3,182,449
17,711	SunTrust Banks, Inc.	500,690
110,061	Wells Fargo & Co.	3,800,406

		8,871,356

Capital Goods – 4.2%
8,871	AGCO Corp.*	421,195
1,876	Alliant Techsystems, Inc.	94,006
8,699	American Science & Engineering, Inc.	570,741
4,290	Argan, Inc.	74,861
22,924	Cubic Corp.	1,147,575
18,583	Exelis, Inc.	192,148
6,748	Fluor Corp.	379,778
123,937	General Electric Co.	2,814,609
10,946	GeoEye, Inc.*	289,303
6,350	Harsco Corp.	130,366
4,301	Illinois Tool Works, Inc.	255,737
51,542	Mueller Industries, Inc.	2,343,615
2,966	Sauer-Danfoss, Inc.	119,263
59,626	Taser International, Inc.*	359,545
20,126	The Boeing Co.	1,401,172
18,029	United Technologies Corp.	1,411,490
1,026	Wabtec Corp.	82,378
29,215	Watsco, Inc.	2,214,205

		14,301,987

Commercial & Professional Services – 0.2%
16,082	ACCO Brands Corp.*	104,372
3,464	Healthcare Services Group, Inc.	79,222
9,169	Intersections, Inc.	96,641
9,970	Manpower, Inc.	366,896

		647,131

Consumer Durables & Apparel – 0.5%
1,985	Arctic Cat, Inc.*	82,298
19,944	D.R. Horton, Inc.	411,644
362	NVR, Inc.*	305,709
18,091	Sturm, Ruger & Co., Inc.(a)	895,324
5,183	Vera Bradley, Inc.*(a)	123,614

		1,818,589

Consumer Services – 3.5%
5,291	Apollo Group, Inc. Class A*	153,704
121,718	Carnival Corp.	4,435,404
106,438	Jamba, Inc.*	237,357
34,520	Marriott International, Inc. Class A	1,349,732
41,778	McDonald’s Corp.	3,833,131
1,719	Papa John’s International, Inc.*	91,812
20,307	Starbucks Corp.	1,030,580
9,956	Yum! Brands, Inc.	660,481

		11,792,201

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – 3.7%
5,639	American Express Co.	$ 320,634
196,006	Apollo Investment Corp.	1,542,567
228,130	Bank of America Corp.	2,014,388
46,091	Cash America International, Inc.	1,777,730
8,056	Cohen & Steers, Inc.	238,619
7,267	Greenhill & Co., Inc.	376,067
115,634	JPMorgan Chase & Co.	4,680,864
4,506	KBW, Inc.	74,214
40,889	Morgan Stanley	684,482
14,994	PHH Corp.*	305,128
5,892	World Acceptance Corp.*(a)	397,415

		12,412,108

Energy – 12.6%
33,858	Alon USA Energy, Inc.	463,855
5,509	Apache Corp.	476,363
122,645	Cal Dive International, Inc.*	187,647
51,443	Chevron Corp.	5,996,196
83,733	ConocoPhillips	4,787,853
14,409	Contango Oil & Gas Co.*	708,058
60,077	Delek US Holdings, Inc.	1,531,363
26,625	Devon Energy Corp.	1,610,812
18,642	Exterran Holdings, Inc.*	378,060
123,993	Exxon Mobil Corp.	11,339,160
61,438	FX Energy, Inc.*	458,327
51,205	Hess Corp.	2,750,733
83,793	Marathon Petroleum Corp.	4,574,260
54,007	Murphy Oil Corp.	2,899,636
26,289	Occidental Petroleum Corp.	2,262,431
9,866	Phillips 66	457,486
9,388	Southwestern Energy Co.*	326,515
56,517	Western Refining, Inc.	1,479,615
6,159	WPX Energy, Inc.*	102,178

		42,790,548

Food & Staples Retailing – 1.5%
8,812	Costco Wholesale Corp.	882,302
53,581	CVS Caremark Corp.	2,594,392
44,471	SUPERVALU, Inc.(a)	107,175
33,706	The Pantry, Inc.*	490,422
12,874	Wal-Mart Stores, Inc.	950,101

		5,024,392

Food, Beverage & Tobacco – 5.3%
30,827	Archer-Daniels-Midland Co.	837,878
16,037	Cal-Maine Foods, Inc.	720,703
18,115	Fresh Del Monte Produce, Inc.	463,744
4,318	H.J. Heinz Co.	241,592
6,243	John B Sanfilippo & Son, Inc.*	81,284
22,852	Lancaster Colony Corp.	1,673,909
34,343	Lorillard, Inc.	3,999,242
42,559	Molson Coors Brewing Co. Class B	1,917,283
9,928	Philip Morris International, Inc.	892,924
423,023	Pilgrim’s Pride Corp.*	2,161,648
31,659	Reynolds American, Inc.	1,372,101
17,104	Snyders-Lance, Inc.	427,600
27,661	The Boston Beer Co., Inc. Class A*(a)	3,097,202

		17,887,110

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 3.0%
86,835	Amedisys, Inc.*	$ 1,199,191
14,393	AmerisourceBergen Corp.	557,153
1,970	Becton, Dickinson and Co.	154,763
53,998	Boston Scientific Corp.*	309,949
25,200	Cardinal Health, Inc.	982,044
1,982	Chemed Corp.	137,333
28,238	DENTSPLY International, Inc.	1,076,997
5,535	Humana, Inc.	388,280
6,673	ICU Medical, Inc.*	403,583
14,899	Magellan Health Services, Inc.*	768,937
27,757	Masimo Corp.*	671,164
29,917	McKesson Corp.	2,573,760
120,807	Skilled Healthcare Group, Inc. Class A*	776,789
2,964	WellPoint, Inc.	171,942

		10,171,885

Household & Personal Products – 1.9%
21,712	Herbalife Ltd.	1,029,149
80,023	The Procter & Gamble Co.	5,550,395

		6,579,544

Insurance – 3.6%
59,399	Aflac, Inc.	2,844,024
61,362	Berkshire Hathaway, Inc. Class B*	5,412,128
122,416	First American Financial Corp.	2,652,755
6,079	Marsh & McLennan Companies, Inc.	206,260
12,012	MetLife, Inc.	413,934
30,452	Symetra Financial Corp.	374,560
10,305	Unum Group	198,062

		12,101,723

Materials – 4.2%
1,521	AEP Industries, Inc.*	92,157
14,662	CF Industries Holdings, Inc.	3,258,483
2,092	Compass Minerals International, Inc.	156,042
24,689	Freeport-McMoRan Copper & Gold, Inc.	977,191
23,591	Georgia Gulf Corp.(a)	854,466
11,713	Headwaters, Inc.*	77,072
80,124	Kraton Performance Polymers, Inc.*	2,091,236
72,266	LyondellBasell Industries NV Class A	3,733,262
8,165	Newmont Mining Corp.	457,322
5,678	OM Group, Inc.*	105,270
35,575	Resolute Forest Products*(a)	462,475
3,801	Schnitzer Steel Industries, Inc. Class A	106,998
14,199	The Dow Chemical Co.	411,203
18,215	The Scotts Miracle-Gro Co. Class A	791,806
43,088	Titanium Metals Corp.	552,819

		14,127,802

Media – 2.4%
10,919	Arbitron, Inc.	413,830
32,131	Cablevision Systems Corp. Class A	509,276

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
87,319	DIRECTV*	$ 4,580,755
8,538	DISH Network Corp. Class A	261,348
13,127	Scholastic Corp.	417,176
39,479	The Walt Disney Co.	2,063,962

		8,246,347

Pharmaceuticals, Biotechnology & Life Sciences – 8.1%
2,282	Abbott Laboratories	156,454
6,737	Acorda Therapeutics, Inc.*	172,535
34,531	Affymax, Inc.*	727,223
17,486	Amgen, Inc.	1,474,420
114,660	Arena Pharmaceuticals, Inc.*(a)	953,971
107,238	Bristol-Myers Squibb Co.	3,619,282
5,305	Celgene Corp.*	405,302
6,543	Charles River Laboratories International, Inc.*	259,103
10,858	Covance, Inc.*	506,960
43,864	Eli Lilly & Co.	2,079,592
3,177	Genomic Health, Inc.*	110,210
56,945	Gilead Sciences, Inc.*	3,777,162
30,274	Johnson & Johnson	2,086,181
72,066	Merck & Co., Inc.	3,250,177
59,553	Momenta Pharmaceuticals, Inc.*	867,687
175,967	Pfizer, Inc.	4,372,780
15,643	Pharmacyclics, Inc.*	1,008,973
41,833	Pozen, Inc.*	277,353
8,874	Synageva BioPharma Corp.*	474,138
15,583	Warner Chilcott PLC Class A	210,370
59,961	XenoPort, Inc.*	687,153

		27,477,026

Real Estate – 4.0%
27,189	Altisource Portfolio Solutions SA*	2,345,051
2,409	American Campus Communities, Inc. (REIT)	105,707
59,946	American Tower Corp. (REIT)	4,279,545
11,293	AvalonBay Communities, Inc. (REIT)	1,535,735
32,432	Equity Residential (REIT)	1,865,813
5,397	Health Care REIT, Inc. (REIT)	311,677
2	Simon Property Group, Inc. (REIT)	303
16,427	Ventas, Inc. (REIT)	1,022,581
48,194	Zillow, Inc. Class A*(a)	2,032,862

		13,499,274

Retailing – 7.0%
26,281	Aeropostale, Inc.*	355,582
8,126	Amazon.com, Inc.*	2,066,604
5,762	Best Buy Co., Inc.	99,049
1,923	Dick's Sporting Goods, Inc.	99,708
52,090	Express, Inc.*	771,974
61,093	Francesca's Holdings Corp.*(a)	1,877,388
7,937	Group 1 Automotive, Inc.	478,045
26,045	Guess?, Inc.	662,064
61,274	Hot Topic, Inc.	533,084
9,691	J.C. Penney Co., Inc.(a)	235,394
10,886	Lithia Motors, Inc. Class A	362,613
60,899	Lowe’s Companies, Inc.	1,841,586

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
53,305	Lumber Liquidators Holdings, Inc.*	$ 2,701,497
1,881	Netflix, Inc.*(a)	102,402
40,338	Pacific Sunwear of California, Inc.*(a)	100,845
2,831	Priceline.com, Inc.*	1,751,625
4,621	Ross Stores, Inc.	298,517
13,940	Select Comfort Corp.*	439,807
63,975	The Buckle, Inc.(a)	2,906,384
23,652	The Childrens Place Retail Stores, Inc.*	1,419,120
12,560	The Finish Line, Inc. Class A	285,614
2,982	The Gap, Inc.	106,696
55,985	TJX Companies, Inc.	2,507,568
16,963	Urban Outfitters, Inc.*	637,130
35,566	Zumiez, Inc.*	986,245

		23,626,541

Semiconductors & Semiconductor Equipment – 2.1%
25,228	Advanced Energy Industries, Inc.*	310,809
10,589	Applied Materials, Inc.	118,226
12,938	AuthenTec, Inc.*	103,633
64,337	Broadcom Corp. Class A*	2,224,774
163,165	Intel Corp.	3,700,582
11,314	Micrel, Inc.	117,892
56,220	PLX Technology, Inc.*	324,389
78,808	STR Holdings, Inc.*(a)	244,305

		7,144,610

Software & Services – 11.3%
8,685	Accenture PLC Class A	608,211
34,111	Aspen Technology, Inc.*	881,779
6,224	Autodesk, Inc.*	207,695
3,852	Blackbaud, Inc.	92,140
6,893	CA, Inc.	177,598
22,052	Computer Sciences Corp.	710,295
45,731	eBay, Inc.*	2,213,838
4,103	Facebook, Inc. Class A*	88,830
5,511	Google, Inc. Class A*	4,158,049
6,372	Imperva, Inc.*	235,700
16,603	International Business Machines Corp.	3,444,292
13,837	Mantech International Corp. Class A	332,088
8,785	Mastercard, Inc. Class A	3,966,252
228,847	Microsoft Corp.(b)	6,815,064
8,671	MicroStrategy, Inc. Class A*	1,162,521
214,996	Oracle Corp.	6,770,224
7,197	Pegasystems, Inc.	209,001
18,005	QLIK Technologies, Inc.*	403,492
15,325	Sapient Corp.*	163,364
88,601	ServiceSource International, Inc.*	909,046
111,844	Symantec Corp.*	2,013,192
7,659	TeleTech Holdings, Inc.*	130,586
20,112	VeriSign, Inc.*	979,253
16,604	VMware, Inc. Class A*	1,606,271

		38,278,781

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – 8.2%
20,005	Apple, Inc.	$ 13,348,536
20,860	Cisco Systems, Inc.	398,217
153,171	Dell, Inc.	1,510,266
28,056	EchoStar Corp. Class A*	804,085
23,816	EMC Corp.*	649,462
47,638	Hewlett-Packard Co.	812,704
36,592	Ingram Micro, Inc. Class A*	557,296
36,255	Intermec, Inc.*	225,144
1	Motorola Solutions, Inc.	51
71,833	NetApp, Inc.*	2,361,869
132,529	Power-One, Inc.*	742,162
53,659	QUALCOMM, Inc.	3,353,151
22,691	Riverbed Technology, Inc.*	528,020
15,690	Silicon Graphics International Corp.*(a)	142,779
1	Vishay Precision Group, Inc.*	14
48,011	Western Digital Corp.	1,859,466
47,623	Xyratex Ltd.	438,132

		27,731,354

Telecommunication Services – 0.6%
22,748	AT&T, Inc.(b)	857,600
12,414	CenturyLink, Inc.	501,525
13,512	Fairpoint Communications, Inc.*(a)	102,151
16,438	Verizon Communications, Inc.	749,039

		2,210,315

Transportation – 3.6%
84,043	Alaska Air Group, Inc.*	2,946,548
12,840	Arkansas Best Corp.	101,693
7,030	C.H. Robinson Worldwide, Inc.	411,607
15,259	CSX Corp.	316,624
2,506	Expeditors International of Washington, Inc.	91,118
27,922	Hawaiian Holdings, Inc.*	156,084
67,516	Heartland Express, Inc.	902,014
38,307	Norfolk Southern Corp.	2,437,474
30,188	Republic Airways Holdings, Inc.*	139,770
61,416	SkyWest, Inc.	634,427
8,946	Union Pacific Corp.	1,061,890
34,578	United Parcel Service, Inc. Class B	2,474,748
31,233	Werner Enterprises, Inc.	667,449

		12,341,446

Utilities – 3.3%
108,554	Ameren Corp.	3,546,459
69,193	Consolidated Edison, Inc.	4,143,969
29,704	El Paso Electric Co.	1,017,362
14,359	Entergy Corp.	995,079
6,013	TECO Energy, Inc.	106,671
26,515	The Southern Co.	1,222,076

		11,031,616

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$ 330,113,686

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 3.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
12,300,975	0.154%	$ 12,300,975

TOTAL INVESTMENTS – 101.0%		$ 342,414,661

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(3,286,512)

NET ASSETS – 100.0%		$ 339,128,149

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	7	December 2012	$584,080	$(13,966)
S&P 500 E-mini Index	93	December 2012	6,669,030	(98,385)

TOTAL				$(112,351)

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$328,729,385

Gross unrealized gain	27,431,407
Gross unrealized loss	(13,746,131)

Net unrealized security gain	$13,685,276

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Australia – 8.6%
34,067	Alumina Ltd. (Materials)	$ 29,663
13,111	Aurora Oil & Gas Ltd. (Energy)*	48,771
64,424	Australia & New Zealand Banking Group Ltd. (Banks)	1,646,394
147,528	AWE Ltd. (Energy)	199,561
14,365	BHP Billiton Ltd. (Materials)	490,835
12,646	Charter Hall Retail REIT (REIT)	44,847
72,144	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,012,857
9,588	Commonwealth Bank of Australia (Banks)	552,059
233,739	Commonwealth Property Office Fund (REIT)	250,409
85,100	CSR Ltd. (Capital Goods)	137,153
67,714	Dexus Property Group (REIT)	66,572
59,683	Emeco Holdings Ltd. (Capital Goods)	45,044
88,552	Goodman Fielder Ltd. (Food, Beverage & Tobacco)*	45,867
158,300	GPT Group (REIT)	556,480
15,136	GUD Holdings Ltd. (Consumer Durables & Apparel)	128,493
7,206	Iluka Resources Ltd. (Materials)	73,659
44,365	Linc Energy Ltd. (Energy)*	28,644
59,908	National Australia Bank Ltd. (Banks)	1,575,090
42,538	New Hope Corp. Ltd. (Energy)	197,994
9,643	Newcrest Mining Ltd. (Materials)	289,879
54,834	NIB Holdings Ltd. (Insurance)	96,606
39,949	Northern Star Resources Ltd. (Materials)	49,164
17,255	NRW Holdings Ltd. (Capital Goods)	36,512
19,939	Origin Energy Ltd. (Energy)	233,626
77,223	OZ Minerals Ltd. (Materials)	536,099
12,053	Ramsay Health Care Ltd. (Health Care Equipment & Services)	299,628
62,799	RHG Ltd. (Banks)	25,731
17,850	Rio Tinto Ltd. (Materials)	980,451
44,171	Sonic Healthcare Ltd. (Health Care Equipment & Services)	618,752
17,852	St. Barbara Ltd. (Materials)*	39,739
81,405	Suncorp Group Ltd. (Insurance)	776,477
1,713	Wesfarmers Ltd. (Food & Staples Retailing)	61,643
33,255	Westpac Banking Corp. (Banks)	852,686
4,300	Woodside Petroleum Ltd. (Energy)	147,066
8,283	Woolworths Ltd. (Food & Staples Retailing)	246,643

		12,421,094

Austria – 0.1%
3,837	Oesterreichische Post AG (Transportation)	137,321
1,886	Raiffeisen Bank International AG (Banks)	68,392

		205,713

Belgium – 0.8%
15,013	Delhaize Group SA (Food & Staples Retailing)	579,824

Shares	Description	Value
Common Stocks – (continued)
Belgium – (continued)
10,176	Umicore SA (Materials)	$ 532,701

		1,112,525

Bermuda – 0.9%
67,212	Aquarius Platinum Ltd. (Materials)*(a)	45,458
66,411	Catlin Group Ltd. (Insurance)	511,254
29,495	Hiscox Ltd. (Insurance)	231,839
40,839	Lancashire Holdings Ltd. (Insurance)	544,072

		1,332,623

China – 0.2%
285,000	Evergrande Real Estate Group Ltd. (Real Estate)	111,640
174,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	57,067
178,500	Soho China Ltd. (Real Estate)	109,864

		278,571

Finland – 0.8%
18,535	Metso Oyj (Capital Goods)	663,933
134,603	Nokia Oyj (Technology Hardware & Equipment)(a)	349,324
2,077	Outotec Oyj(Capital Goods)	98,906

		1,112,163

France – 11.0%
15,366	Accor SA (Consumer Services)	511,572
45,152	AXA SA (Insurance)	672,209
44,294	BNP Paribas SA (Banks)	2,100,027
13,071	Compagnie de Saint-Gobain (Capital Goods)	457,513
1,926	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	150,809
10,269	Credit Agricole SA (Banks)*	70,634
10,557	Danone SA (Food, Beverage & Tobacco)	649,562
703	Esso S.A.F. (Energy)	54,971
1,704	Fonciere Des Regions (REIT)	128,059
72,582	France Telecom SA (Telecommunication Services)	878,938
3,407	Hermes International (Consumer Durables & Apparel)	914,018
47,668	Legrand SA (Capital Goods)	1,796,780
4,968	Mercialys SA (REIT)	102,464
7,927	Remy Cointreau SA (Food, Beverage & Tobacco)	911,463
11,894	Rexel SA (Capital Goods)	239,328
25,614	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,191,956
5,561	Schneider Electric SA (Capital Goods)	328,785
31,933	Total SA (Energy)	1,588,665
3,246	Valeo SA (Automobiles & Components)	150,051
27,104	Veolia Environnement SA (Utilities)	291,613
85,567	Vivendi SA (Telecommunication Services)	1,667,445

		15,856,862

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – 8.9%
3,465	Aareal Bank AG (Banks)*	$ 71,190
9,727	Axel Springer AG (Media)	421,863
28,490	BASF SE (Materials)	2,407,294
17,961	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,544,461
4,397	Bayerische Motoren Werke AG (Automobiles & Components)	322,431
10,094	Beiersdorf AG (Household & Personal Products)	741,352
4,361	Bilfinger SE (Commercial & Professional Services)	386,122
1,542	Cewe Color Holding AG (Commercial & Professional Services)	61,394
838	Continental AG (Automobiles & Components)	82,187
12,841	Daimler AG (Registered) (Automobiles & Components)	623,245
67,375	Deutsche Post AG (Registered) (Transportation)	1,316,218
56,360	E.ON AG (Utilities)	1,339,280
1,331	Henkel AG & Co. KGaA (Household & Personal Products)	86,871
11,224	Henkel AG & Co. KGaA Preference Shares (Household & Personal Products)	894,088
1,028	K+S AG (Registered) (Materials)	50,645
17,794	RWE AG (Utilities)	796,247
12,911	SAP AG (Software & Services)	918,791
10,775	Symrise AG (Materials)	365,286
18,613	United Internet AG (Registered) (Software & Services)	379,928

		12,808,893

Hong Kong – 2.9%
141,400	AIA Group Ltd. (Insurance)	523,948
92,000	BOC Hong Kong Holdings Ltd. (Banks)	290,959
153,000	Champion REIT (REIT)	69,686
53,000	CLP Holdings Ltd. (Utilities)	449,863
41,582	Esprit Holdings Ltd. (Retailing)	63,734
40,000	First Pacific Co. Ltd. (Diversified Financials)	43,256
3,000	Guoco Group Ltd. (Diversified Financials)	26,938
19,900	Hang Seng Bank Ltd. (Banks)	304,212
7,300	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	109,674
66,000	Hutchison Port Holdings Trust Class U (Transportation)	47,673
30,000	Hutchison Whampoa Ltd. (Capital Goods)	289,313
400	Jardine Matheson Holdings Ltd. (Capital Goods)	22,707
8,000	Li & Fung Ltd. (Retailing)	12,336
13,600	MGM China Holdings Ltd. (Consumer Services)	23,359
107,798	Noble Group Ltd. (Capital Goods)	115,702
10,500	Orient Overseas International Ltd. (Transportation)	57,543

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
14,000	Power Assets Holdings Ltd. (Utilities)	$ 118,874
6,400	Sands China Ltd. (Consumer Services)	23,695
76,500	Shimao Property Holdings Ltd. (Real Estate)	130,738
111,000	SJM Holdings Ltd. (Consumer Services)	239,863
5,081	Sun Hung Kai Properties Ltd. (Real Estate)	73,931
45,000	Swire Pacific Ltd. Class A (Real Estate)	549,395
69,000	Wheelock & Co. Ltd. (Real Estate)	296,437
102,000	Wynn Macau Ltd. (Consumer Services)	273,458
12,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	40,243
33,000	Yuexiu Real Estate Investment (REIT)	16,122

		4,213,659

Ireland – 0.0%
19,818	Beazley PLC (Insurance)	53,873

Israel – 0.6%
29,349	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	34,285
758	Israel Chemicals Ltd. (Materials)	9,207
514	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	53,307
9,912	Mizrahi Tefahot Bank Ltd. (Banks)*	88,004
360	NICE Systems Ltd. ADR (Software & Services)*	11,959
13,854	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	573,694
138	The Israel Corp. Ltd. (Materials)	87,863

		858,319

Italy – 3.3%
192,670	Banca Carige SpA (Banks)	186,486
30,273	Banca Generali SpA (Diversified Financials)	405,567
24,759	Banca Popolare di Sondrio Scarl (Banks)	146,316
9,350	De’Longhi SpA (Consumer Durables & Apparel)	109,472
433,131	Enel SpA (Utilities)	1,534,437
105,568	Eni SpA (Energy)	2,314,417
2,186	Exor SpA (Diversified Financials)	55,082

		4,751,777

Japan – 19.3%
14,200	AEON Credit Service Co. Ltd. (Diversified Financials)	305,339
3,900	Ai Holdings Corp. (Technology Hardware & Equipment)	25,279
9,000	Aichi Steel Corp. (Materials)	36,869

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,700	Aisin Seiki Co. Ltd. (Automobiles & Components)	$ 48,415
26,800	Alps Electric Co. Ltd. (Technology Hardware & Equipment)	138,542
21,000	Amada Co. Ltd. (Capital Goods)	91,761
1,500	Arnest One Corp. (Consumer Durables & Apparel)	23,104
48,000	Asahi Glass Co. Ltd. (Capital Goods)	319,317
6,000	Asahi Kasei Corp. (Materials)	30,928
4,100	Azbil Corp. (Technology Hardware & Equipment)	82,220
23,000	Bando Chemical Industries Ltd. (Capital Goods)	80,244
1,600	Belc Co. Ltd. (Food & Staples Retailing)	24,263
4,800	Central Japan Railway Co. (Transportation)	421,330
17,000	Chino Corp. (Technology Hardware & Equipment)	43,347
10,500	Chubu Electric Power Co., Inc. (Utilities)	136,341
105,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	1,749,470
24,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	395,333
10,000	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	109,872
1,700	Daito Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	30,125
11,000	Daiwa House Industry Co. Ltd. (Real Estate)	159,389
30,000	Denki Kagaku Kogyo KK (Materials)	92,971
7	Dr. Ci:Labo Co. Ltd. (Household & Personal Products)	23,654
2,000	East Japan Railway Co. (Transportation)	132,330
4,700	EDION Corp. (Retailing)	20,758
10,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	491,023
11,000	FIDEA Holdings Co. Ltd. (Banks)	22,762
47,400	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	793,879
49,000	Fujitsu Ltd. (Technology Hardware & Equipment)	183,957
1,400	HIS Co. Ltd. (Consumer Services)	43,916
5,000	Hitachi Ltd. (Technology Hardware & Equipment)	27,766
3,500	Hokuriku Electric Power Co. (Utilities)	42,424
41,000	Honda Motor Co. Ltd. (Automobiles & Components)	1,267,119
1,800	Idemitsu Kosan Co. Ltd. (Energy)	147,222
2,800	Information Services International-Dentsu Ltd. (Software & Services)	28,585

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
174	Inpex Corp. (Energy)	$ 1,034,386
8,100	ITC Networks Corp. (Technology Hardware & Equipment)	61,062
700	ITOCHU-SHOKUHIN Co. Ltd. (Food & Staples Retailing)	26,121
35,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,062,648
15,000	Juki Corp. (Capital Goods)	18,950
411	Jupiter Telecommunications Co. Ltd. (Media)	417,109
49,000	Kajima Corp. (Capital Goods)	133,669
46,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	57,803
4,800	KDDI Corp. (Telecommunication Services)	372,300
4,000	Keisei Electric Railway Co. Ltd. (Transportation)	36,083
60,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	802,288
95,000	Kobe Steel Ltd. (Materials)	75,266
8,300	Komatsu Ltd. (Capital Goods)	162,679
5,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	38,464
3,900	Kuraray Co. Ltd. (Materials)	44,290
7,000	Kurita Water Industries Ltd. (Capital Goods)	154,763
10,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	120,762
6,500	Kyushu Electric Power Co., Inc. (Utilities)	53,605
6,000	Makino Milling Machine Co. Ltd. (Capital Goods)	26,976
2,800	Mandom Corp. (Household & Personal Products)	73,348
50,000	Marubeni Corp. (Capital Goods)	317,875
3,500	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	86,346
20,000	Mazda Motor Corp. (Automobiles & Components)*	23,343
45,500	Mitsubishi Chemical Holdings Corp. (Materials)	173,788
49,400	Mitsubishi Corp. (Capital Goods)	894,776
279,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,308,403
19,500	Mitsui & Co. Ltd. (Capital Goods)	273,579
33,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	37,985
4,000	Mitsui Fudosan Co. Ltd. (Real Estate)	79,931
45,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	95,270
1,200	Musashi Seimitsu Industry Co. Ltd. (Automobiles & Components)	22,045
36,400	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	616,656
7,100	NET One Systems Co. Ltd. (Software & Services)	89,477
2,300	Nidec Corp. (Capital Goods)	168,011

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
2,500	Nintendo Co. Ltd. (Software & Services)	$ 317,557
18,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	99,187
2,000	Nippon Paint Co. Ltd. (Materials)	16,795
6,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	323,545
8,000	Nippon Thompson Co. Ltd. (Capital Goods)	27,019
29,000	Nippon Yusen Kabushiki Kaisha (Transportation)	51,229
2,300	Nissin Kogyo Co. Ltd. (Automobiles & Components)	30,054
9,000	NOF Corp. (Materials)	43,228
7,400	Nomura Real Estate Holdings, Inc. (Real Estate)	129,755
48	Nomura Real Estate Office Fund, Inc. (REIT)	300,783
1,500	Nomura Research Institute Ltd. (Software & Services)	30,913
23,000	NSK Ltd. (Capital Goods)	133,581
35	NTT Data Corp. (Software & Services)	109,889
180	NTT DoCoMo, Inc. (Telecommunication Services)	290,822
1,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	46,486
10,000	Pacific Metals Co. Ltd. (Materials)	34,025
6,000	PanaHome Corp. (Consumer Durables & Apparel)	34,932
8,700	Park24 Co. Ltd. (Commercial & Professional Services)	142,158
6,200	Riken Keiki Co. Ltd. (Technology Hardware & Equipment)	40,475
124,200	Round One Corp. (Consumer Services)	596,375
11,000	Ryobi Ltd. (Capital Goods)	23,584
18,000	Sanden Corp. (Automobiles & Components)	54,169
5,100	SCSK Corp. (Software & Services)	89,862
2,500	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	47,174
12,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	96,650
3,000	Shikoku Electric Power Co., Inc. (Utilities)	33,819
2,100	Shimamura Co. Ltd. (Retailing)	244,478
49,700	Shiseido Co. Ltd. (Household & Personal Products)	681,255
10,800	Softbank Corp. (Telecommunication Services)	436,661
71,900	Sumitomo Corp. (Capital Goods)	967,243
64,300	Sumitomo Electric Industries Ltd. (Capital Goods)	680,015
48,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	163,628

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
10,000	Sumitomo Metal Mining Co. Ltd. (Materials)	$ 125,814
59,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,866,375
189,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	561,112
8,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	32,926
2,100	T&D Holdings, Inc. (Insurance)	22,674
2,400	Takara Leben Co. Ltd. (Real Estate)	25,811
400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	18,403
15,000	Tanseisha Co. Ltd. (Commercial & Professional Services)	48,597
39,000	Teijin Ltd. (Materials)	95,300
9,000	The Chiba Bank Ltd. (Banks)	52,319
3,500	The Chugoku Electric Power Co., Inc. (Utilities)	46,522
112	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	126,681
12,500	The Kansai Electric Power Co., Inc. (Utilities)	97,501
46,000	The Nishi-Nippon City Bank Ltd. (Banks)	106,471
6,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	23,514
5,100	Tohoku Electric Power Co., Inc. (Utilities)	40,989
6,000	Toko Electric Corp. (Capital Goods)	19,144
6,900	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	293,940
28,000	Tokyo Tatemono Co. Ltd. (Real Estate)*	109,258
3,000	Topre Corp. (Automobiles & Components)	25,348
62,000	Tosoh Corp. (Materials)	117,712
3,000	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	75,069
26,800	Toyota Motor Corp. (Automobiles & Components)	1,050,810
3,400	Tv Tokyo Holdings Corp. (Media)	38,408
1,390	Yamada Denki Co. Ltd. (Retailing)	60,975
6,000	YASKAWA Electric Corp. (Technology Hardware & Equipment)	40,019

		27,968,949

Luxembourg – 0.8%
27,186	ArcelorMittal (Materials)	391,328
2,795	Oriflame Cosmetics SA (Household & Personal Products)	95,806
615	RTL Group SA (Media)	58,483
19,751	SES SA FDR (Media)	537,100

		1,082,717

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – 2.3%
12,935	ASML Holding NV (Semiconductors & Semiconductor Equipment)	$ 691,873
55,495	ING Groep NV CVA (Diversified Financials)*	439,532
97,863	Koninklijke Ahold NV (Food & Staples Retailing)	1,225,692
4,316	Koninklijke KPN NV (Telecommunication Services)	32,854
15,802	Koninklijke Philips Electronics NV (Capital Goods)	368,937
12,121	Royal Dutch Shell PLC Class A (Energy)	419,778
3,777	Unilever NV CVA (Food, Beverage & Tobacco)	133,955

		3,312,621

Norway – 1.4%
9,195	Aker Solutions ASA (Energy)	175,161
11,805	DNB ASA (Banks)	144,611
47,005	Gjensidige Forsikring ASA (Insurance)	653,067
7,175	Statoil ASA (Energy)	185,162
172,000	STX OSV Holdings Ltd. (Capital Goods)	226,587
27,023	Telenor ASA (Telecommunication Services)	527,427
2,257	Yara International ASA (Materials)	113,332

		2,025,347

Portugal – 0.1%
382,828	Banco Comercial Portugues SA Class R (Banks)*	31,506
7,886	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	131,653

		163,159

Singapore – 1.6%
10,181	AIMS AMP Capital Industrial REIT (REIT)	11,685
74,000	CapitaCommercial Trust (REIT)	89,914
3,000	CDL Hospitality Trusts (REIT)	4,959
20,000	Cityspring Infrastructure Trust (Utilities)	7,083
57,596	DBS Group Holdings Ltd. (Banks)	672,736
2,000	Elec & Eltek International Co. Ltd. (Technology Hardware & Equipment)	4,636
80,000	Fortune Real Estate Investment Trust (REIT)	60,909
1,000	Fraser and Neave Ltd. (Capital Goods)	7,207
15,000	Genting Singapore PLC (Consumer Services)	16,677
6,000	Ho Bee Investment Ltd. (Real Estate)	7,450
3,000	Jardine Cycle & Carriage Ltd. (Retailing)	117,101
9,000	Keppel Corp. Ltd. (Capital Goods)	83,212
9,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	68,257

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
5,000	Overseas Union Enterprise Ltd. (Consumer Services)	$ 11,547
13,000	SembCorp Industries Ltd. (Capital Goods)	59,723
13,000	Singapore Airlines Ltd. (Transportation)	113,464
31,000	Singapore Technologies Engineering Ltd. (Capital Goods)	89,199
111,000	Singapore Telecommunications Ltd. (Telecommunication Services)	289,038
7,000	United Overseas Bank Ltd. (Banks)	111,629
86,000	UOL Group Ltd. (Real Estate)	400,325
4,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	26,183
31,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	81,852

		2,334,786

Spain – 3.0%
272,690	Banco Santander SA (Banks)*	2,035,469
58,606	Bankia SA (Banks)*(a)	98,068
12,685	Bankinter SA (Banks)(a)	55,120
1,952	Corp. Financiera Alba (Diversified Financials)	74,543
8,205	Enagas SA (Utilities)	161,804
19,143	Endesa SA (Utilities)	368,081
24,290	Ferrovial SA (Capital Goods)	316,451
35,091	Mapfre SA (Insurance)	96,216
32,980	Repsol SA (Energy)	640,936
11,977	Tecnicas Reunidas SA (Energy)	558,123

		4,404,811

Sweden – 1.4%
59,136	Boliden AB (Materials)	988,972
7,365	Hennes & Mauritz AB Class B (Retailing)	256,325
6,366	Kinnevik Investment AB Class B (Diversified Financials)	132,340
11,544	Lundin Petroleum AB (Energy)*	281,924
7,890	Nordea Bank AB (Banks)	78,095
14,969	Swedbank AB Class A (Banks)	281,552

		2,019,208

Switzerland – 7.5%
10,346	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	518,602
320	Bucher Industries AG (Registered) (Capital Goods)	57,376
77	Galenica AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	45,637
2,690	Julius Baer Group Ltd. (Diversified Financials)*	93,830
24,838	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,567,213
7,742	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	473,838

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
15,021	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,809,628
21,675	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	116,985
32,048	Swiss Re AG (Insurance)*	2,062,090
4,750	Syngenta AG (Registered) (Materials)	1,776,891
66,712	UBS AG (Registered) (Diversified Financials)*	812,336
29,510	Xstrata PLC (Materials)	457,788
314	Zurich Insurance Group AG (Insurance)*	78,283

		10,870,497

United Kingdom – 21.4%
25,776	African Barrick Gold PLC (Materials)	185,339
35,475	AMEC PLC (Energy)	658,328
15,267	Anglo American PLC (Materials)	449,434
14,582	Antofagasta PLC (Materials)	298,231
16,271	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	776,859
134,135	Barclays PLC (Banks)	465,798
26,727	Barratt Developments PLC (Consumer Durables & Apparel)*	73,291
50,037	BG Group PLC (Energy)	1,012,485
37,006	BHP Billiton PLC (Materials)	1,155,626
10,370	BP PLC ADR (Energy)	439,273
29,182	British American Tobacco PLC (Food, Beverage & Tobacco)	1,499,471
6,034	British Land Co. PLC (REIT)	50,964
3,724	Carnival PLC (Consumer Services)	137,176
211,384	Centamin PLC (Materials)*	315,910
5,380	Croda International PLC (Materials)	211,201
141,581	Debenhams PLC (Retailing)	234,510
64,855	Diageo PLC (Food, Beverage & Tobacco)	1,826,197
827	Dunelm Group PLC (Retailing)	8,593
28,460	easyJet PLC (Transportation)	267,481
3,695	EnQuest PLC (Energy)*	6,866
89,804	Eurasian Natural Resources Corp. PLC (Materials)	448,999
64,033	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,960,886
9,621	Go-Ahead Group PLC (Transportation)	204,255
28,244	Hammerson PLC (REIT)	206,158
52,210	Hansteen Holdings PLC (REIT)	66,121
251,332	Home Retail Group PLC (Retailing)(a)	362,349
338,956	HSBC Holdings PLC (Banks)	3,148,815
50,063	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,854,662
87,958	Intermediate Capital Group PLC (Diversified Financials)	424,669

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
105,151	Lavendon Group PLC (Capital Goods)	$ 254,716
14,950	Micro Focus International PLC (Software & Services)	142,537
8,546	Morgan Crucible Co. PLC (Capital Goods)	36,555
6,090	Mucklow A & J Group PLC (REIT)	33,074
37,829	National Grid PLC (Utilities)	417,286
568	Next PLC (Retailing)	31,688
56,184	Petrofac Ltd. (Energy)	1,451,619
612	Randgold Resources Ltd. (Materials)	75,284
14,026	Rio Tinto PLC (Materials)	655,845
3,690	Rotork PLC (Capital Goods)	135,098
460	Severn Trent PLC (Utilities)	12,474
9,566	Smiths Group PLC (Capital Goods)	160,693
32,273	Standard Chartered PLC (Banks)	731,261
116,867	Tate & Lyle PLC (Food, Beverage & Tobacco)	1,257,013
27,028	Tetragon Financial Group Ltd. (Diversified Financials)	230,819
5,459	Travis Perkins PLC (Capital Goods)	92,007
38,286	TUI Travel PLC (Consumer Services)	144,965
74,466	Tullow Oil PLC (Energy)	1,651,964
121,344	Vodafone Group PLC ADR (Telecommunication Services)	3,457,697
2,363	Whitbread PLC (Consumer Services)	86,669
5,630	WS Atkins PLC (Commercial & Professional Services)	66,318

		30,875,529

United States – 0.0%
3,525	Sims Metal Management Ltd. (Materials)	34,866

TOTAL COMMON STOCKS		$ 140,098,562

Investment Companies – 0.1%
Australia – 0.0%
8,391	Challenger Infrastructure Fund Class A(a)	$ 11,925

Switzerland – 0.1%
1,843	HBM Healthcare Investments AG Class A*	98,740

TOTAL INVESTMENT COMPANIES		$ 110,665

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$ 140,209,227

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
870,923	0.154%	$ 870,923

TOTAL INVESTMENTS – 97.6%		$ 141,080,150

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		3,484,507

NET ASSETS – 100.0%		$ 144,564,657

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	49	December 2012	$1,545,851	$(62,434)
FTSE 100 Index	7	December 2012	645,775	(17,559)
SPI 200 Index	2	December 2012	227,376	(2,187)
TSE TOPIX Index	6	December 2012	565,095	8,381

TOTAL				$(73,799)

TAX INFORMATION — At September 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$146,392,123

Gross unrealized gain	7,527,473
Gross unrealized loss	(12,839,446)

Net unrealized security loss	$(5,311,973)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

ii. Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2012:

U.S. EQUITY DIVIDEND AND PREMIUM
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,148,913,905	$—		$—

Derivative Type
Liabilities
Futures Contracts(a)	$(118,926)	$—		$—
Written Options	(6,832,210)	—		—
Total	$(6,951,136)	$—		$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$24,828,253	$332,951,190	(b)	$—

Derivative Type
Liabilities
Futures Contracts(a)	$(271,763)	$—		$—
Written Options	(1,868,526)	—		—
Total	$(2,140,289)	$—		$—

STRUCTURED TAX-MANAGED EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$330,113,686	$—		$—
Securities Lending Reinvestment Vehicle	12,300,975	—		—
Total	$342,414,661	$—		$—

Derivative Type
Liabilities(a)
Futures Contracts	$(112,351)	$—		$—

STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$7,443,510	$132,765,717	(b)	$—
Securities Lending Reinvestment Vehicle	870,923	—		—
Total	$8,314,433	$132,765,717		$—

Derivative Type
Assets(a)
Futures Contracts	$8,381	$—		$—

Liabilities(a)
Futures Contracts	$(82,180)	$—		$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 28, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date November 28, 2012

*	Print the name and title of each signing officer under his or her signature.